Accounting principles, rules and methods - Going concern (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure Of Disclosure Of Going Concern [Line Items]
Profit (loss)		€ (17,054)	€ (17,788)	€ (13,987)
Cash and cash equivalents		5,847	€ 6,337	€ 14,406	€ 19,857
Liquid investments		12,500
ADS Offering | Initial Public Offering in the United Stated
Disclosure Of Disclosure Of Going Concern [Line Items]
Net proceeds of the Initial public Offering on Nasdaq	$ 16,350	13,490
ATLAS convertible bond
Disclosure Of Disclosure Of Going Concern [Line Items]
Remaining funding line of convertible notes		€ 15,000